UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.7%
Information Technology - 24.3%
Communications Equipment - 3.6%
Arista Networks, Inc. (a)(b)	40,930	$2,805,342
Cisco Systems, Inc.	113,170	2,962,791

		5,768,133

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.-Class A	28,690	1,522,578

Internet Software & Services - 6.7%
Alphabet, Inc.-Class C (b)	8,857	6,180,149
Facebook, Inc.-Class A (b)	40,750	4,356,990

		10,537,139

IT Services - 3.8%
Fiserv, Inc. (b)	13,810	1,320,650
Vantiv, Inc.-Class A (b)	27,044	1,407,370
Visa, Inc.-Class A	44,190	3,198,914

		5,926,934

Semiconductors & Semiconductor Equipment - 3.5%
NVIDIA Corp.	90,010	2,822,713
Xilinx, Inc.	57,830	2,730,733

		5,553,446

Software - 2.8%
Activision Blizzard, Inc.	68,946	2,183,520
ANSYS, Inc. (b)	9,769	811,022
Aspen Technology, Inc. (b)	42,276	1,393,840

		4,388,382

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	47,665	4,608,729

		38,305,341

Health Care - 20.6%
Biotechnology - 6.7%
Biogen, Inc. (b)	25,274	6,556,581
Gilead Sciences, Inc.	45,540	3,973,365

		10,529,946

Health Care Equipment & Supplies - 4.2%
Intuitive Surgical, Inc. (b)	7,580	4,267,995
Medtronic PLC	14,450	1,118,285
Stryker Corp.	12,610	1,259,487

		6,645,767

Health Care Providers & Services - 6.5%
Cigna Corp.	24,210	3,379,958
Premier, Inc.-Class A (b)	41,849	1,360,930
UnitedHealth Group, Inc.	45,490	5,417,859

		10,158,747

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.2%
Pfizer, Inc.	131,820	3,911,099
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	20,450	1,137,020

		5,048,119

		32,382,579

Financials - 17.2%
Banks - 5.3%
JPMorgan Chase & Co.	71,790	4,041,777
Wells Fargo & Co.	91,930	4,313,356

		8,355,133

Capital Markets - 3.1%
BlackRock, Inc.-Class A	4,070	1,269,677
Goldman Sachs Group, Inc. (The)	14,920	2,230,988
Virtu Financial, Inc.-Class A	64,257	1,433,574

		4,934,239

Consumer Finance - 1.6%
Capital One Financial Corp.	37,310	2,452,386

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc.-Class B (b)	28,730	3,854,704

Insurance - 4.8%
Allstate Corp. (The)	35,130	2,229,350
Chubb Ltd.	33,860	3,911,846
Validus Holdings Ltd.	29,860	1,341,012

		7,482,208

		27,078,670

Consumer Discretionary - 16.0%
Internet & Catalog Retail - 5.2%
Liberty Interactive Corp. QVC Group-Class A (b)	166,802	4,233,435
Priceline Group, Inc. (The) (b)	3,100	3,922,151

		8,155,586

Media - 8.6%
AMC Networks, Inc.-Class A (b)	51,190	3,354,993
Comcast Corp.-Class A	64,370	3,716,080
Interpublic Group of Cos., Inc. (The)	162,460	3,475,019
Time Warner, Inc.	45,390	3,004,818

		13,550,910

Specialty Retail - 2.2%
Home Depot, Inc. (The)	28,280	3,510,114

		25,216,610

Industrials - 5.8%
Aerospace & Defense - 4.4%
General Dynamics Corp.	30,780	4,194,391
Raytheon Co.	21,840	2,704,884

		6,899,275

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.9%
Danaher Corp.	15,220	1,358,689

Machinery - 0.5%
Snap-on, Inc.	5,538	801,182

		9,059,146

Consumer Staples - 4.1%
Food & Staples Retailing - 4.1%
CVS Health Corp.	51,160	4,971,217
Kroger Co. (The)	35,300	1,408,823

		6,380,040

Energy - 3.7%
Energy Equipment & Services - 2.2%
Dril-Quip, Inc. (b)	38,900	2,110,325
Oil States International, Inc. (b)	48,270	1,260,330

		3,370,655

Oil, Gas & Consumable Fuels - 1.5%
Valero Energy Corp.	40,130	2,411,010

		5,781,665

Total Common Stocks (cost $126,721,434)		144,204,051

SHORT-TERM INVESTMENTS - 6.8%
Investment Companies - 6.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (c)(d) (cost $10,712,772)	10,712,772	10,712,772

Total Investments Before Security Lending Collateral for Securities Loaned - 98.5% (cost $137,434,206)		154,916,823

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Exchange Reserves-Class I, 0.41% (c)(d) (cost $2,684,076)	2,684,076	2,684,076

Total Investments - 100.2% (cost $140,118,282) (e)		157,600,899
Other assets less liabilities - (0.2)%		(297,308)

Net Assets - 100.0%		$157,303,591

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,674,337 and gross unrealized depreciation of investments was $(3,191,720), resulting in net unrealized appreciation of $17,482,617.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$144,204,051		$	– 0	–	$	– 0	–	$144,204,051
Short-Term Investments	10,712,772			– 0	–		– 0	–	10,712,772
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,684,076			– 0	–		– 0	–	2,684,076

Total Investments in Securities	157,600,899			– 0	–		– 0	–	157,600,899
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$157,600,899		$	– 0	–	$	– 0	–	$157,600,899

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016